PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ (765,655)	R$ (554,666)
Distribution of reserves	(22,764)	(99,493)
Balance at the end of the year	(1,003,035)	(765,655)
Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(4,182,580)	(4,170,438)
Benefits paid	(244,856)	(229,934)
Participants contributions paid	231	368
Sponsor contributions paid	1,546	1,488
Interest income on plan assets	(398,091)	(349,751)
Return on plan assets excluding interest income	(160,295)	(10,038)
Distribution of reserves	22,764	99,493
Balance at the end of the year	(4,154,533)	(4,182,580)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(64,725)	26,359
Distribution of reserves	(22,764)	(99,493)
Balance at the end of the year	(5,971)	(64,725)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(3,273,309)	(3,310,273)
Benefits paid	(184,151)	(182,298)
Participants contributions paid	231	368
Sponsor contributions paid	1,500	1,445
Interest income on plan assets	(311,706)	(276,655)
Return on plan assets excluding interest income	(145,884)	(33,641)
Distribution of reserves	22,764	99,493
Balance at the end of the year	(3,233,947)	(3,273,309)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(700,930)	(581,025)
Benefits paid	69,670
Participants contributions paid	0
Interest income on plan assets	(143,981)
Distribution of reserves	0	0
Balance at the end of the year	(997,064)	(700,930)
Post-retirement health plans | Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(909,271)	(860,165)
Benefits paid	(60,705)	(47,636)
Participants contributions paid	0	0
Sponsor contributions paid	46	43
Interest income on plan assets	(86,385)	(73,096)
Return on plan assets excluding interest income	(14,411)	23,603
Distribution of reserves	0	0
Balance at the end of the year	R$ (920,586)	R$ (909,271)